Leases - Future Minimum Revenues (Table) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
LEASES [Abstract]
2016	$ 148,102
2017	57,771
2018	23,235
2019	22,515
2020	11,088
Total minimum revenue, net of commissions	$ 262,711
Term of future minimum receivables to be earned on non-cancellable contracts	20 years